LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
LEASE LIABILITIES [abstract]
Schedule of Lease liabilities
	12/31/2019	12/31/2020

Lease liabilities payable:
Within one year	1,732	1,522
Within a period of more than one year but not more than two years	1,266	1,218
Within a period of more than two years but not more than five years	3,091	2,762
Within a period of more than five years	4,536	3,632
	10,625	9,134
Less: Discount to present value	(2,138)	(1,815)

Total lease liabilities	8,487	7,319